SCHEDULE OF BASIC AND DILUTED NET LOSS PER SHARE (Details) - USD ($)	2 Months Ended	3 Months Ended		5 Months Ended	6 Months Ended		12 Months Ended
	Mar. 31, 2026	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net income (loss)	$ (517)			$ (20,517)
Basic weighted-average shares outstanding				1
Diluted weighted-average shares outstanding	1			1
Basic net income (loss) per share	$ (517)			$ (20,517)
Diluted net income (loss) per share	$ (517)			$ (20,517)
DT Cloud Star Acquisition Corp [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net income (loss)		$ 35,535	$ 631,498		$ (74,754)	$ 1,261,782	$ 2,132,715	$ 1,193,616
Less: Interest earned in Trust Account to be allocated to redeemable shares		(161,596)	(742,159)		(319,612)	(1,479,865)
Net loss excluding investment income in Trust Account		(126,061)	(110,661)		(394,366)	(218,083)	(550,969)	(9,120,908)
Interest earned in Trust Account					319,612	1,479,865	2,683,684	1,456,287
Less: Remeasurement to redemption value								(8,858,237)
Less: Interest earned in Trust Account to be allocated to redeemable shares							(2,683,684)	(1,456,287)
DT Cloud Star Acquisition Corp [Member] | Non-Redeemable Ordinary Shares [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net income (loss)							(133,101)	(3,334,160)
Allocation of net losses		(69,041)	(24,876)		(215,986)	(49,025)	(133,101)	(3,334,160)
Interest earned in Trust Account
Net income (loss)		$ (69,041)	$ (24,876)		$ (215,986)	$ (49,025)
Basic weighted-average shares outstanding		2,000,900	2,000,900		2,000,900	2,000,900	2,000,900	1,716,236
Diluted weighted-average shares outstanding		2,000,900	2,000,900		2,000,900	2,000,900	2,000,900	1,716,236
Basic net income (loss) per share		$ (0.035)	$ (0.012)		$ (0.108)	$ (0.025)	$ (0.07)	$ (1.94)
Diluted net income (loss) per share		$ (0.035)	$ (0.012)		$ (0.108)	$ (0.025)	$ (0.07)	$ (1.94)
Accretion of temporary equity
DT Cloud Star Acquisition Corp [Member] | Redeemable Ordinary Shares [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net income (loss)							2,265,816	4,527,776
Allocation of net losses		$ (57,020)	$ (85,785)		$ (178,380)	$ (169,058)	(417,868)	(5,786,748)
Interest earned in Trust Account		161,596	742,159		319,612	1,479,865	$ 2,683,684	$ 1,456,287
Net income (loss)		$ 104,576	$ 656,374		$ 141,232	$ 1,310,807
Basic weighted-average shares outstanding		1,652,509	6,900,000		1,652,509	6,900,000	6,281,802	2,978,689
Diluted weighted-average shares outstanding		1,652,509	6,900,000		1,652,509	6,900,000	6,281,802	2,978,689
Basic net income (loss) per share		$ 0.063	$ 0.095		$ 0.085	$ 0.190	$ 0.36	$ 1.52
Diluted net income (loss) per share		$ 0.063	$ 0.095		$ 0.085	$ 0.190	$ 0.36	$ 1.52
Accretion of temporary equity								$ 8,858,237